WELLS
                                  Mutual Funds


                                                                 FILED VIA EDGAR
                                                                 ---------------

May 1, 2008


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


         Re:      Wells Family of Real Estate Funds (the "Funds")
                  File No. 333-35677


Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Funds' registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 18) has been filed electronically.

      Please contact the undersigned at 513/587-3403 if you have any questions concerning this filing.


Very truly yours,

/s/ John F. Splain

John F. Splain
Secretary




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P.O. Box 46707      Cincinnati, Ohio 45247-0707      Phone: 1-800-282-1581      Fax: 513-587-3450      www.wellsref.com
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